COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

a)	Operating leases

The Company had commitments under operating leases requiring future minimum annual lease payments as follows:

2012

2013	$1,558
2014	1,714
2015	1,667
2016	1,294
2017	1,144
$7,377

Rent expense under operating leases totaled $770 for the year ended December 31, 2012 ($633 - 2011).